INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Goodwill
Goodwill	$ 122,532,487	$ 36,073,685
Rizobacter Argentina S.A.
Goodwill
Goodwill	28,080,271	28,080,271
Bioceres Crops S.A.
Goodwill
Goodwill	7,523,324	7,523,324
Pro farm Group, Inc.
Goodwill
Goodwill	86,458,802
Insumos Agroqumicos S.A.
Goodwill
Goodwill	$ 470,090	$ 470,090